UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

December 31, 2008
unaudited

Common stocks — 87.26%	Shares	Value (000)

HEALTH CARE — 13.89%
Roche Holding AG1	17,723,200	$2,711,258
Bayer AG, non-registered shares[1]	36,890,750	2,172,518
Novo Nordisk A/S, Class B1	26,376,817	1,346,159
Novartis AG1	23,875,320	1,188,833
Teva Pharmaceutical Industries Ltd. (ADR)	22,779,100	969,706
UCB SA1,2	10,179,479	332,405
Merck KGaA[1]	2,913,558	265,551
Smith & Nephew PLC[1]	29,268,100	187,822
Richter Gedeon NYRT[1]	849,000	127,887
Nobel Biocare Holding AG1	5,704,519	116,127
CSL Ltd.[1]	2,953,156	71,135
Essilor International, SA1	1,427,000	67,121
Lonza Group Ltd.[1]	715,244	65,710
AstraZeneca PLC (Sweden)[1]	1,613,559	63,852
Elan Corp., PLC (ADR)[3]	6,000,000	36,000
Straumann Holding AG1	164,000	28,708
Daiichi Sankyo Co., Ltd.[1]	408,500	9,688
		9,760,480

FINANCIALS — 11.58%
Banco Santander, SA1	113,884,006	1,101,837
AXA SA1	33,980,477	759,465
Housing Development Finance Corp. Ltd.[1]	11,014,346	344,449
QBE Insurance Group Ltd.[1]	18,197,358	337,427
Prudential PLC[1]	45,601,991	280,811
Banco Bradesco SA, preferred nominative	22,996,722	224,598
HSBC Holdings PLC (Hong Kong)[1]	22,221,730	213,330
Sun Hung Kai Properties Ltd.[1]	24,328,000	204,575
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	160,033
Fairfax Financial Holdings Ltd.	94,114	29,496
Industrial and Commercial Bank of China Ltd., Class H1	356,250,000	189,350
Société Générale[1]	3,562,790	180,894
Erste Bank der oesterreichischen Sparkassen AG1	7,621,191	179,103
Ping An Insurance (Group) Co. of China, Ltd., Class H1	36,245,500	177,140
Bank of China Ltd., Class H1	624,000,000	172,082
Mitsubishi Estate Co., Ltd.[1]	10,375,000	170,720
Sampo Oyj, Class A1	8,602,515	161,078
China Life Insurance Co. Ltd., Class H1	50,072,000	154,313
BNP Paribas SA1	3,447,140	145,922
Macquarie Group Ltd.[1]	6,881,153	142,671
Oversea-Chinese Banking Corp. Ltd.[1]	38,500,000	134,592
Investor AB, Class B1	8,701,392	131,987
TrygVesta A/S1	1,991,000	123,885
HDFC Bank Ltd.[1]	5,921,258	123,380
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,840,000	118,901
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	117,717
Türkiye Garanti Bankasi AS1,3	67,850,000	116,511
State Bank of India[1]	4,281,336	114,627
Mitsui Sumitomo Insurance Group Holdings, Inc.[1]	3,576,000	113,800
Unibail-Rodamco, non-registered shares[1]	719,000	107,354
PartnerRe Holdings Ltd.	1,395,000	99,422
Skandinaviska Enskilda Banken AB, Class A1	11,210,000	90,765
Topdanmark A/S1,3	673,550	87,697
Ayala Land, Inc.[1]	631,283,600	87,535
Bank of Nova Scotia	3,200,000	87,478
ING Groep NV, depository receipts[1]	8,000,000	83,833
Shinhan Financial Group Co., Ltd.[1]	3,588,530	82,952
Banco do Brasil SA, ordinary nominative	12,030,500	76,354
Commerzbank AG1	7,932,054	75,799
Swire Pacific Ltd., Class A1	10,270,000	71,216
Daito Trust Construction Co., Ltd.[1]	1,315,000	68,703
Samsung Fire & Marine Insurance Co., Ltd.[1]	400,000	60,754
UniCredit SpA[1]	24,220,000	60,447
UBS AG1,3	3,885,999	56,012
Türkiye Is Bankasi AS, Class C1	20,500,000	55,451
CapitaMall Trust, units[1]	47,162,000	52,688
Unione di Banche Italiane Scpa[1]	3,365,000	48,822
Allianz SE1	401,000	43,117
DBS Group Holdings Ltd[1]	6,675,000	39,731
AMP Ltd.[1]	9,127,174	35,394
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	31,906
DnB NOR ASA[1]	7,300,000	29,351
Banco Itaú Holding Financeira SA, preferred nominative	2,528,900	28,536
Brookfield Asset Management Inc., Class A	1,823,625	27,762
Credit Suisse Group AG1	1,000,000	27,239
Kotak Mahindra Bank Ltd.[1]	3,550,000	26,485
Swedbank AB, Class A1	4,250,000	24,569
National Bank of Greece SA1	1,100,000	20,423
Hypo Real Estate Holding AG1	4,502,724	19,858
Hana Financial Holdings[1]	159,370	2,410
		8,134,757

TELECOMMUNICATION SERVICES — 11.50%
América Móvil, SAB de CV, Series L (ADR)	46,123,700	1,429,373
América Móvil, SAB de CV, Series L	28,940,000	44,505
Koninklijke KPN NV1	59,841,900	869,913
Telefónica, SA1	34,545,000	776,265
Vodafone Group PLC[1]	277,580,457	565,194
MTN Group Ltd.[1]	47,490,724	556,206
NTT DoCoMo, Inc.[1]	236,506	465,196
China Mobile Ltd.[1]	40,700,000	412,681
Bharti Airtel Ltd.[1,3]	27,832,491	412,340
KDDI Corp.[1]	50,400	358,178
Teléfonos de México, SAB de CV, Class L (ADR)	11,709,400	245,195
France Télécom SA1	8,716,000	244,402
Singapore Telecommunications Ltd.[1]	112,132,075	200,328
Telenor ASA[1]	27,915,330	188,022
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	246,563,200	161,106
Philippine Long Distance Telephone Co.[1]	2,976,260	137,099
Portugal Telecom, SGPS, SA1	15,795,000	134,367
Iliad SA1	1,497,000	129,983
Chunghwa Telecom Co., Ltd. (ADR)	8,082,985	126,095
Telmex Internacional, SAB de CV, Class L (ADR)	9,987,400	113,457
Telekomunikacja Polska SA1	16,975,527	110,428
Telekom Austria AG, non-registered shares[1]	7,421,203	107,533
TIM Participações SA, preferred nominative (ADR)	8,060,917	100,681
SOFTBANK CORP.[1]	4,465,000	80,682
Orascom Telecom Holding SAE (GDR)[1]	2,151,450	58,836
Telstra Corp. Ltd.[1]	12,150,000	33,186
Joint-Stock Financial Corp. Sistema (GDR) [1]	3,472,000	19,162
		8,080,413

CONSUMER STAPLES — 9.59%
Nestlé SA1	30,612,000	1,199,006
Anheuser-Busch InBev NV (1)	44,020,866	1,023,128
Groupe Danone SA1	10,056,664	608,476
Tesco PLC[1]	106,932,773	563,484
L’Oréal SA1	6,070,215	528,789
Diageo PLC[1]	26,578,500	373,951
British American Tobacco PLC[1]	12,986,522	341,294
Koninklijke Ahold NV1	24,513,000	302,025
Beiersdorf AG1	4,628,861	276,058
Unilever NV, depository receipts[1]	9,985,000	242,538
Pernod Ricard Co.[1]	2,913,554	216,592
SABMiller PLC[1]	10,686,000	181,982
Shoppers Drug Mart Corp.	4,519,100	178,205
Wal-Mart de México, SAB de CV, Series V	64,835,718	173,772
METRO AG1	3,558,269	144,586
Woolworths Ltd.[1]	6,090,626	115,920
Imperial Tobacco Group PLC[1]	3,292,500	88,959
Unilever PLC[1]	2,526,750	58,079
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	43,872
ITC Ltd.[1]	11,154,090	39,747
Foster’s Group Ltd.[1]	10,000,000	39,244
		6,739,707

CONSUMER DISCRETIONARY — 7.79%
Industria de Diseno Textil, SA1	15,714,674	696,334
Honda Motor Co., Ltd.[1]	25,902,250	560,513
Toyota Motor Corp.[1]	15,238,300	497,695
Daimler AG1	9,583,778	365,052
Daimler AG (New York registered)	250,000	9,570
Cie. Générale des Établissements Michelin, Class B1	6,594,640	346,643
British Sky Broadcasting Group PLC[1]	45,477,805	320,040
Esprit Holdings Ltd.[1]	47,504,000	270,795
OPAP (Greek Organization of Football Prognostics) SA1	8,701,490	250,949
Yamada Denki Co., Ltd.[1]	3,035,000	210,231
adidas AG1	5,371,016	207,083
Vivendi SA1	6,195,000	202,195
Porsche Automobil Holding SE, nonvoting preferred[1]	2,097,902	163,843
H & M Hennes & Mauritz AB, Class B1	3,992,000	157,235
Mediaset SpA[1]	27,444,198	157,117
Renault SA1	4,203,521	109,918
Fiat SpA[1]	15,869,328	103,725
Swatch Group Ltd, non-registered shares[1]	573,900	79,668
Swatch Group Ltd[1]	853,360	23,184
Nikon Corp.[1]	8,220,000	98,266
Kingfisher PLC[1]	35,677,216	70,573
JCDecaux SA1	3,528,700	60,906
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	59,760
GOME Electrical Appliances Holding Ltd.[1]	505,456,000	55,310
Carnival PLC[1]	2,500,000	55,092
Suzuki Motor Corp.[1]	3,946,333	54,439
Crown Ltd.[1]	12,550,000	53,591
Hyundai Motor Co.[1]	1,344,390	43,194
Marks and Spencer Group PLC[1]	13,500,000	42,498
GEOX SpA[1]	6,352,000	39,064
News Corp., Class A	4,152,946	37,750
Continental AG1,3	178,843	18,398
Techtronic Industries Co. Ltd.[1,2]	86,710,000	17,432
Carphone Warehouse Group PLC[1]	8,500,000	11,162
Li & Fung Ltd.[1]	5,650,000	9,749
DSG International PLC[1]	25,345,000	6,508
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	1,238,320	4,228
		5,469,710

INFORMATION TECHNOLOGY — 7.65%
SAP AG1	21,780,795	782,543
SAP AG (ADR)	4,537,500	164,348
Samsung Electronics Co., Ltd.[1]	1,962,259	711,148
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	10,112
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	381,410,260	523,052
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,205,880	64,826
HOYA CORP.[1,2]	26,988,200	467,803
Nokia Corp.[1]	19,611,000	304,783
Nokia Corp. (ADR)	5,868,900	91,555
HTC Corp.[1]	35,566,100	359,454
Murata Manufacturing Co., Ltd.[1]	9,068,800	354,713
Canon, Inc.[1]	10,595,200	331,867
Hirose Electric Co., Ltd.[1,2]	2,547,000	256,582
Hon Hai Precision Industry Co., Ltd.[1]	81,507,417	160,997
Konica Minolta Holdings, Inc.[1]	14,585,000	112,767
STMicroelectronics NV1	15,000,000	100,707
Ibiden Co., Ltd.[1]	3,595,200	73,950
Redecard SA, ordinary nominative	6,510,000	72,333
Delta Electronics, Inc.[1]	35,673,101	69,554
Nippon Electric Glass Co., Ltd.[1]	13,033,000	68,306
ASML Holding NV1	3,440,222	61,544
ASML Holding NV (New York registered)	189,333	3,421
Rohm Co., Ltd.[1]	850,000	42,827
AU Optronics Corp.[1]	46,335,128	35,561
Quanta Computer Inc.[1]	32,866,994	35,024
Tencent Holdings Ltd.[1]	5,340,400	34,770
Toshiba Corp.[1]	7,905,000	32,477
Mediatek Incorporation[1]	3,945,000	26,701
United Microelectronics Corp.[1]	83,600,000	19,210
Chartered Semiconductor Manufacturing Ltd[1,3]	22,856,000	2,889
		5,375,824

ENERGY — 7.15%
OAO Gazprom (ADR)[1]	58,448,000	837,736
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	22,151,340	542,486
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	5,990,860	122,273
TOTAL SA1	9,884,500	540,218
Royal Dutch Shell PLC, Class B1	9,190,000	233,936
Royal Dutch Shell PLC, Class A1	4,585,000	119,797
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	66,499
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	52,940
OAO LUKOIL (ADR)[1]	11,278,001	365,670
Reliance Industries Ltd.[1]	13,890,000	354,876
China National Offshore Oil Corp.[1]	325,141,100	309,002
Canadian Natural Resources, Ltd.	7,146,300	285,911
Eni SpA[1]	9,894,000	235,029
Saipem SpA, Class S1	13,866,566	233,417
Suncor Energy Inc.	7,500,000	145,999
StatoilHydro ASA[1]	6,478,320	107,394
Sasol Ltd.[1]	3,518,000	106,373
Nexen Inc.	4,030,233	70,947
OGX Petróleo e Gás Participações SA, ordinary nominative[3]	278,900	63,426
Oil & Natural Gas Corp. Ltd.[1]	3,900,000	53,819
Woodside Petroleum Ltd.[1]	1,945,813	51,224
Petro-Canada	2,300,000	50,436
PetroChina Co. Ltd., Class H1	46,600,000	41,294
Oil and Gas Development Co. Ltd.[1]	33,000,000	18,855
SK Energy Co., Ltd.[1]	234,465	13,669
		5,023,226

INDUSTRIALS — 6.88%
Schneider Electric SA1	10,178,907	762,215
Ryanair Holdings PLC (ADR)[2,3]	19,373,900	563,393
Siemens AG1	6,417,500	481,867
FANUC LTD[1]	5,387,500	382,310
Sandvik AB1	50,904,000	325,970
Orkla AS1	31,283,900	209,394
Qantas Airways Ltd.[1,2]	103,573,397	194,819
SMC Corp.[1]	1,804,500	184,212
ABB Ltd[1,3]	12,145,000	181,940
AB Volvo, Class B1	25,000,000	139,237
ALSTOM SA1	2,328,000	137,816
Scania AB, Class B1	12,546,800	126,581
Scania AB, Class A1	449,780	4,485
Air France[1]	8,542,699	110,092
Capita Group PLC[1]	8,887,005	95,774
Komatsu Ltd.[1]	7,500,000	94,794
Finmeccanica SpA[1]	5,896,000	90,543
Deutsche Post AG1	4,995,500	84,723
Deutsche Lufthansa AG1	5,000,000	79,358
Bharat Heavy Electricals Ltd.[1]	2,583,550	73,404
Nippon Express Co., Ltd.[1]	16,129,000	67,718
Geberit AG1	550,000	58,884
Wolseley PLC[1]	9,748,679	54,976
European Aeronautic Defence and Space Co. EADS NV1	3,240,000	54,837
Gamesa Corporación Technologica, SA1	2,412,900	43,875
Toll Holdings Ltd.[1]	9,367,940	41,317
Atlas Copco AB, Class A1	4,099,600	35,572
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	2,128,079	34,496
Wienerberger AG1	1,777,632	29,760
Vallourec SA1	220,000	25,084
SembCorp Industries Ltd[1]	14,850,000	24,209
Hays PLC[1]	17,384,630	17,727
Metso Oyj[1]	1,250,000	15,151
China International Marine Containers (Group) Co., Ltd., Class B1	7,369,680	4,007
		4,830,540

MATERIALS — 4.63%
Linde AG1	5,998,100	508,840
POSCO[1]	1,123,227	331,151
Syngenta AG1	1,517,315	292,125
BASF SE1	6,045,000	239,458
Shin-Etsu Chemical Co., Ltd.[1]	4,906,700	224,555
Holcim Ltd.[1]	3,028,571	173,300
BHP Billiton PLC[1]	8,351,200	159,110
Barrick Gold Corp.	3,959,500	145,591
Impala Platinum Holdings Ltd.[1]	9,240,488	134,959
ArcelorMittal[1]	4,655,136	112,737
Yamana Gold Inc.	13,973,000	108,367
JSR Corp.[1]	8,645,500	97,089
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	96,880
Nitto Denko Corp.[1]	4,677,400	89,666
Akzo Nobel NV1	2,165,000	89,501
CRH PLC[1]	2,540,080	64,265
First Quantum Minerals Ltd.	3,407,529	49,246
Titan Cement Co. SA1	2,283,000	44,270
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	4,538,006	41,477
Stora Enso Oyj, Class R1	5,094,843	39,870
JFE Holdings, Inc.[1]	1,500,000	39,588
JSC Uralkali (GDR)[1]	4,375,000	39,187
Aracruz Celulose SA, Class B, preferred nominative (ADR)	2,457,000	27,715
Rio Tinto Ltd.[1]	990,000	27,050
Givaudan SA1	28,500	22,312
UPM-Kymmene Oyj[1]	1,670,000	21,227
Koninklijke DSM NV1	515,979	13,259
Sterlite Industries (India) Ltd. (ADS)	2,167,019	11,962
Rhodia SA1	945,833	6,009
		3,250,766

UTILITIES — 3.98%
GDF Suez[1]	14,766,617	733,162
RWE AG1	5,497,500	495,434
E.ON AG1	9,265,000	375,580
Hongkong Electric Holdings Ltd.[1]	45,547,000	256,237
China Resources Power Holdings Co. Ltd.[1]	117,480,000	228,345
Public Power Corp. SA1	11,195,403	180,208
Electricité de France SA1	3,018,000	175,844
Hong Kong and China Gas Co. Ltd.[1]	89,197,250	135,237
Veolia Environnement[1]	3,586,120	112,829
SUEZ Environnement Co.[1,3]	3,630,425	61,368
Cheung Kong Infrastructure Holdings Ltd.[1]	10,689,000	40,334
		2,794,578

MISCELLANEOUS — 2.62%
Other common stocks in initial period of acquisition		1,844,651

Total common stocks (cost: $71,217,176,000)		61,304,652

Preferred stocks — 0.15%

FINANCIALS — 0.15%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	59,905,000	55,186
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	23,974,000	20,164
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	71,405,000	14,906
Woori Bank 6.208%[4,5]	30,950,000	12,375
Shinhan Bank 5.663% 2035[5]	2,690,000	1,415
Shinhan Bank 6.819% 2036[5]	600,000	306

Total preferred stocks (cost: $154,715,000)		104,352

Rights — 0.01%

MISCELLANEOUS — 0.01%
Other rights in initial period of acquisition		6,973

Total rights (cost: $13,100,000)		6,973

	Principal amount
Bonds & notes — 0.57%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.22%
Brazilian Treasury Bill 0% 2010	BRL219,500	84,625
Brazil (Federal Republic of) 10.00% 2012[1]	50,000	20,326
Brazil (Federal Republic of) Global 6.00% 2017	$10,000	10,375
Brazil (Federal Republic of) Global 8.25% 2034	6,150	7,549
Brazil (Federal Republic of) Global 7.125% 2037	5,000	5,700
Brazil (Federal Republic of) Global 11.00% 2040	18,000	23,580
		152,155

CONSUMER DISCRETIONARY — 0.10%
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	2,911
DaimlerChrysler North America Holding Corp. 4.875% 2010	4,250	3,855
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	10,070	8,510
DaimlerChrysler North America Holding Corp. 7.75% 2011	4,705	4,259
DaimlerChrysler North America Holding Corp. 7.30% 2012	12,220	10,570
DaimlerChrysler North America Holding Corp. 6.50% 2013	51,910	40,530
		70,635

CONSUMER STAPLES — 0.09%
British American Tobacco International Finance PLC 9.50% 2018[4]	54,775	60,988

ENERGY — 0.08%
Gaz Capital SA 7.343% 2013	1,900	1,549
Gaz Capital SA 8.146% 2018	35,280	25,049
Gazprom International SA 7.201% 2020[6]	24,459	18,956
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,875	4,729
Gaz Capital SA 7.288% 2037	6,300	3,748
		54,031

FINANCIALS — 0.05%
Westfield Group 5.70% 2016[4]	7,000	4,682
Westfield Group 7.125% 2018[4]	42,000	29,840
		34,522

TELECOMMUNICATION SERVICES — 0.03%
France Télécom 7.75% 2011[5]	30,000	31,585

Total bonds & notes (cost: $389,920,000)		403,916

Short-term securities — 11.70%

Freddie Mac 0.25%–2.63% due 1/12–6/8/2009	1,780,287	1,778,680
Federal Home Loan Bank 0.32%–3.31% due 1/5–6/12/2009	1,433,400	1,432,817
Fannie Mae 0.44%–2.65% due 1/26–6/19/2009	1,317,775	1,316,777
International Bank for Reconstruction and Development 0.25%–2.45% due 1/20–4/14/2009	721,200	720,794
U.S. Treasury Bills 1.83%–1.905% due 1/15–2/26/2009	325,100	325,091
Canada Government 0.70%–1.25% due 3/5–6/5/2009	300,000	299,789
Denmark (Kingdom of) 0.77%–1.05% due 4/7–4/30/2009	200,000	199,791
European Investment Bank 0.64%–1.30% due 2/6–3/12/2009	200,000	199,558
BP Capital Markets PLC 0.85%–1.30% due 2/5–4/8/2009[4]	165,300	165,058
Caisse d’Amortissement de la Dette Sociale 0.74%–0.90% due 3/12–4/22/2009	150,000	149,507
Nestlé Capital Corp. 2.20%–2.35% due 1/12–2/19/2009[4]	140,000	139,947
Shell International Finance BV 1.60%–2.30% due 2/2–4/3/2009[4]	126,100	126,009
Jupiter Securitization Co., LLC 1.10%–1.75% due 1/16–2/4/2009[4]	74,000	73,922
Park Avenue Receivables Co., LLC 1.40% due 2/6/2009[4]	51,188	51,129
KfW 0.59%–0.69% due 3/6–3/16/2009[4]	125,000	124,938
Unilever Capital Corp. 0.55%–2.05% due 1/20–4/15/2009[4]	124,200	124,063
Pfizer Inc 1.30%–1.40% due 1/30–3/13/2009[4]	122,700	122,628
Enterprise Funding Co. LLC 0.50%–1.45% due 1/7–4/6/2009[4]	60,800	60,742
Bank of America Corp. 2.82% 01–09-09	47,500	47,473
Eli Lilly and Co. 1.40% due 1/21–3/3/2009[4]	85,250	85,204
AT&T Inc. 0.40%–1.25% due 1/20–2/25/2009[4]	79,700	79,654
Export Development Canada 1.05%–1.62% due 3/9–5/8/2009	75,600	75,556
Coca-Cola Co. 2.15% due 1/16/2009[4]	75,000	74,960
Walt Disney Co. 1.10% due 2/18/2009	55,200	55,179
Hewlett-Packard Co. 1.50% due 3/4/2009[4]	50,000	49,968
Danske Corp. 2.10% due 2/20/2009[4]	50,000	49,914
BASF AG 2.00%–2.15% due 1/8–2/10/2009[4]	46,000	45,969
Calyon North America Inc. 0.93% due 2/27/2009	45,700	45,632
CAFCO, LLC 1.45% due 1/23/2009[4]	30,800	30,753
Société Générale North America, Inc. 0.11% due 1/2/2009	30,000	30,000
Total Capital Canada Ltd. 0.65% due 2/13/2009[4]	27,000	26,979
Rabobank USA Financial Corp. 0.75% due 3/18/2009	25,000	24,987
Statoil ASA 1.30% due 1/20/2009[4]	25,000	24,967
Electricité de France 2.00% due 1/22/2009[4]	25,000	24,964
British Columbia Hydro and Power Authority 0.25% due 3/18/2009	18,100	18,055
Procter & Gamble International Funding S.C.A. 0.35% due 3/27/2009[4]	15,500	15,491

Total short-term securities (cost: $8,204,802,000)		8,216,945

Total investment securities (cost: $79,979,713,000)		70,036,838
Other assets less liabilities		214,473

Net assets		$70,251,311

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $53,816,606,000, which represented 76.61% of the net assets of the fund.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,695,400,000, which represented 2.41% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 12/31/08 (000)

Ryanair Holdings PLC (ADR)	19,373,900	—	—	19,373,900	$—	$563,393
HOYA CORP.	21,136,800	5,851,400	—	26,988,200	4,609	467,803
UCB SA	11,908,290	—	1,728,811	10,179,479	14,538	332,405
Hirose Electric Co., Ltd.	2,547,000	—	—	2,547,000	1,790	256,582
Qantas Airways Ltd.	—	103,573,397	—	103,573,397	11,510	194,819
Techtronic Industries Co. Ltd.	86,710,000	—	—	86,710,000	500	17,432
Acer Inc.*	136,488,101	1,471,428	137,959,529	—	9,299	—
Chuo Mitsui Trust Holdings, Inc.*	64,238,000	—	64,238,000	—	—	—
Continental AG*	8,280,790	698,000	8,978,790	—	21,978	—
HTC Corp.*	25,558,000	17,666,100	7,658,000	35,566,100	27,101	—
Mondi PLC*	19,197,500	—	19,197,500	—	4,821	—
Nobel Biocare Holding AG*	908,464	7,026,055	2,230,000	5,704,519	3,638	—
ProSiebenSAT.1 Media AG,
nonvoting preferred*	7,110,000	—	5,871,680	1,238,320	11,675	—
Public Power Corp. SA*	11,646,727	—	451,324	11,195,403	1,815	—
					$113,274	$1,832,434
*Unaffiliated issuer at 12/31/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on April 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts

Level 1 — Quoted prices	$7,515,347
Level 2 — Other significant observable inputs	62,447,327	*	$90,808	†
Level 3 — Significant unobservable inputs	74,164
Total	$70,036,838

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $53,597,423,000 of investment securities were classified as Level 2 instead of Level 1.
†Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended December 31, 2008 (dollars in thousands):

Level 3 investment securities

Beginning value at 4/1/2008	—
Net unrealized depreciation	$(13,147)
Net transfers into Level 3	87,311
Ending value at 12/31/2008	$74,164

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008	$(13,147)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,101,960
Gross unrealized depreciation on investment securities	(17,301,787)
Net unrealized depreciation on investment securities	(10,199,827)
Cost of investment securities for federal income tax purposes	80,236,665

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-0209O-S15815

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 27, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: February 27, 2009